Average Annual Total Returns	12 Months Ended	46 Months Ended				60 Months Ended	108 Months Ended				120 Months Ended	266 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[3]	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[4]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(1.75%)	[1]			(0.33%)	1.42%	[2]			1.35%
Bloomberg U.S. TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	1.84%	0.01%	[1]			1.87%	2.68%	[2]			2.24%
Lipper Inflation Protected Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.62%			0.31%		1.93%			2.40%		1.95%
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.53%					1.20%					1.77%
Performance Inception Date												Oct. 31, 2002
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.20%)					(0.65%)					0.44%
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.92%					0.19%					0.83%
T. Rowe Price Inflation Protected Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.76%					1.38%	2.33%
Performance Inception Date							Dec. 17, 2015
T. Rowe Price Inflation Protected Bond Fund, Inc. - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.00%	(0.45%)
Performance Inception Date		Feb. 22, 2021

[1]	Return since 2/22/21.
[2]	Return since 12/17/15.
[3]	Return since 2/28/21.
[4]	Return since 12/31/15.